Income Taxes - Additional Information (Details)	9 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes [Line Items]
Effective income tax rate		25.00%	25.00%	25.00%
Net operating loss carried forward		¥ 598,512,000
Unrecognized tax benefits		0
Interest and penalties related to potential underpaid income tax expenses		0
Increases (decreases) in unrecognized tax benefits in next 12 months		¥ 0
High and New Technology Enterprise
Income Taxes [Line Items]
Effective income tax rate		15.00%
High and New Technology Enterprise | Beijing Meikaida
Income Taxes [Line Items]
Effective income tax rate		15.00%	15.00%	15.00%
Scenario Forecast | Small Low Profit Enterprises
Income Taxes [Line Items]
Effective income tax rate					20.00%	20.00%
Annual taxable income					¥ 1,000,000	¥ 1,000,000
Percentage of taxable income, less than one thousand					25.00%
Percentage of taxable income, more than one thousand but less than three thousand					50.00%
Scenario Forecast | Small Low Profit Enterprises | Minimum
Income Taxes [Line Items]
Annual taxable income					¥ 1,000,000
Scenario Forecast | Small Low Profit Enterprises | Maximum
Income Taxes [Line Items]
Annual taxable income					¥ 3,000,000
Hong Kong
Income Taxes [Line Items]
Effective income tax rate			16.50%
Effective income tax profit | $	$ 2,000,000
Hong Kong | First HK$2,000 of Assessable Profit
Income Taxes [Line Items]
Effective income tax rate	8.25%
Hong Kong | Profit Exceeding HK$2,000
Income Taxes [Line Items]
Effective income tax rate	16.50%